PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS
PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS
In connection with the acquisition of Bausch & Lomb Holdings Incorporated ("B&L") completed on August 5, 2013, the Company assumed all of B&L’s benefit obligations and related plan assets. This includes defined benefit plans and a participatory defined benefit postretirement medical and life insurance plan, which covers a closed grandfathered group of legacy B&L U.S. employees and employees in certain other countries. The U.S. defined benefit accruals were frozen as of December 31, 2004 and benefits that were earned up to December 31, 2004 were preserved. Participants continue to earn interest credits on their cash balance. The most significant non-U.S. plans are two defined benefit plans in Ireland. In 2011, both Ireland defined benefit plans were closed to future service benefit accruals; however, additional accruals related to annual salary increases continued. In December 2014, one of the Ireland defined benefit plans was amended effective August 2014 to eliminate future benefit accruals related to salary increases. All of the pension benefits accrued through the plan amendment date were preserved. As a result of the plan amendment, there are no active plan participants accruing benefits under the amended Ireland defined benefit plan. The U.S. postretirement benefit plan was amended effective January 1, 2005 to eliminate employer contributions after age 65 for participants who did not meet the minimum requirements of age and service on that date. The employer contributions for medical and prescription drug benefits for participants retiring after March 1, 1989 were frozen effective January 1, 2010. Effective January 1, 2014, the Company no longer offers medical and life insurance coverage to new retirees.
In addition to the B&L benefit plans, outside of the U.S., a limited group of Valeant employees are covered by defined benefit pension plans.
The Company uses December 31 as the year-end measurement date for all of its defined benefit pension plans and the postretirement benefit plan.
Accounting for Pension Benefit Plans and Postretirement Benefit Plan
The Company recognizes in its consolidated balance sheets an asset or liability equal to the over- or under-funded benefit obligation of each defined benefit pension plan and postretirement benefit plan. Actuarial gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit cost are recognized, net of tax, as a component of other comprehensive income (loss).
The amounts included in accumulated other comprehensive loss as of December 31, 2017, 2016 and 2015 were as follows:

	Pension Benefit Plans						Postretirement Benefit Plan
	U.S. Plan			Non-U.S. Plans
(in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Unrecognized actuarial (losses) gains	$(18)	$(26)	$(24)	$(56)	$(61)	$(40)	$(4)	$(6)	$(6)
Unrecognized prior service credits	$—	$—	$—	$29	$26	$24	$20	$23	$23
Of the December 31, 2017 amounts, the Company expects to recognize $3 million and $1 million of unrecognized prior service credits related to the U.S. postretirement benefit plan and the non-U.S. defined benefit plans, respectively, in net periodic (benefit) cost during 2018. In addition, the Company expects to recognize $1 million of unrecognized actuarial losses related to the non-U.S. pension benefit plans in net periodic (benefit) cost during 2018.
Net Periodic (Benefit) Cost
The following table provides the components of net periodic (benefit) cost for the Company’s defined benefit pension plans and postretirement benefit plan in 2017, 2016 and 2015:

	Pension Benefit Plans						Postretirement Benefit Plan
	U.S. Plan			Non-U.S. Plans
(in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Service cost	$2	$2	$2	$3	$3	$3	$—	$—	$2
Interest cost	8	8	10	5	6	6	2	2	2
Expected return on plan assets	(13)	(13)	(15)	(5)	(7)	(7)	—	—	—
Amortization of net loss	—	—	—	2	—	1	—	—	—
Amortization of prior service credit	—	—	—	(1)	(1)	(1)	(3)	(3)	(3)
Settlement loss recognized	—	—	—	—	—	2	—	—	—
Other	—	—	—	—	2	—	—	—	—
Net periodic (benefit) cost	$(3)	$(3)	$(3)	$4	$3	$4	$(1)	$(1)	$1

Benefit Obligation, Change in Plan Assets and Funded Status
The table below presents components of the change in projected benefit obligation, change in plan assets and funded status for 2017 and 2016:

	Pension Benefit Plans				Postretirement Benefit Plan
	U.S. Plan		Non-U.S. Plans
(in millions)	2017	2016	2017	2016	2017	2016
Change in Projected benefit Obligation
Projected benefit obligation, beginning of year	$230	$232	$230	$217	$52	$58
Service cost	2	2	3	3	—	—
Interest cost	8	8	5	6	2	2
Employee contributions	—	—	—	—	1	1
Plan amendments	—	—	—	(4)	—	(2)
Settlements	—	—	(1)	(5)	—	—
Benefits paid	(15)	(15)	(4)	(5)	(6)	(6)
Actuarial (gains) losses	9	3	(9)	25	(1)	(1)
Currency translation adjustments	—	—	30	(8)	—	—
Other	—	—	—	1	—	—
Projected benefit obligation, end of year	234	230	254	230	48	52

Change in Plan Assets
Fair value of plan assets, beginning of year	181	182	128	126	—	4
Actual return on plan assets	30	14	7	7	—	(1)
Employee contributions	—	—	—	—	1	1
Company contributions	10	—	7	9	5	2
Settlements	—	—	(1)	(4)	—	—
Benefits paid	(15)	(15)	(4)	(5)	(6)	(6)
Currency translation adjustments	—	—	18	(5)	—	—
Fair value of plan assets, end of year	206	181	155	128	—	—
Funded Status at end of year	$(28)	$(49)	$(99)	$(102)	$(48)	$(52)

Recognized as:
Accrued and other current liabilities	—	—	(2)	(2)	(6)	(6)
Other non-current liabilities	(28)	(49)	(97)	(100)	(42)	(46)
A number of the Company’s pension benefit plans were underfunded as of December 31, 2017 and 2016, having accumulated benefit obligations exceeding the fair value of plan assets. Information for the underfunded pension benefit plans is as follows:

	U.S. Plan		Non-U.S. Plans
(in millions)	2017	2016	2017	2016
Projected benefit obligation	$234	$230	$254	$230
Accumulated benefit obligation	234	230	244	221
Fair value of plan assets	206	181	155	128
The Company’s policy for funding its pension benefit plans is to make contributions that meet or exceed the minimum statutory funding requirements. These contributions are determined based upon recommendations made by the actuary under accepted actuarial principles. In 2018, the Company expects to contribute $5 million, $7 million and $6 million to the U.S. pension benefit plan, the non-U.S. pension benefit plans and the U.S. postretirement benefit plan, respectively. The Company plans to use postretirement benefit plan assets and cash on hand, as necessary, to fund the U.S. postretirement benefit plan benefit payments in 2018.
Estimated Future Benefit Payments
Future benefit payments over the next 10 years for the pension benefit plans and the postretirement benefit plan, which reflect expected future service, as appropriate, are expected to be paid as follows:

(in millions)	Pension Benefit Plans		Postretirement Benefit Plan
	U.S. Plan	Non-U.S. Plans
2018	$14	$4	$6
2019	19	5	5
2020	19	5	5
2021	18	6	4
2022	18	6	4
2023-2027	79	35	15

Assumptions
The weighted-average assumptions used to determine net periodic benefit costs and benefit obligations for 2017, 2016 and 2015 were as follows:

	Pension Benefit Plans			Postretirement Benefit Plan(1)
	2017	2016	2015	2017	2016	2015
For Determining Net Periodic (Benefit) Cost
U.S. Plans:
Discount rate	4.04%	4.34%	3.90%	3.85%	4.13%	3.70%
Expected rate of return on plan assets	7.50%	7.50%	7.50%	—	5.50%	5.50%
Rate of compensation increase	—	—	—	—	—	—
Non-U.S. Plans:
Discount rate	2.08%	2.74%	2.41%
Expected rate of return on plan assets	3.84%	5.46%	5.60%
Rate of compensation increase	2.64%	2.87%	2.86%

	Pension Benefit Plans		Postretirement Benefit Plan(1)

	2017	2016	2017	2016
For Determining Benefit Obligation
U.S. Plans:
Discount rate	3.56%	4.04%	3.47%	3.85%
Rate of compensation increase	—	—	—	—
Non-U.S. Plans:
Discount rate	2.29%	2.08%
Rate of compensation increase	2.87%	2.64%
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(1)	The Company does not have non-U.S. postretirement benefit plans.
The expected long-term rate of return on plan assets was developed based on a capital markets model that uses expected asset class returns, variance and correlation assumptions. The expected asset class returns were developed starting with current Treasury (for the U.S. pension plan) or Eurozone (for the Ireland pension plans) government yields and then adding corporate bond spreads and equity risk premiums to develop the return expectations for each asset class. The expected asset class returns are forward-looking. The variance and correlation assumptions are also forward-looking. They take into account historical relationships, but are adjusted to reflect expected capital market trends. The expected return on plan assets for the Company’s U.S. pension plan for 2017 was 7.50%. The expected return on plan assets for the Company’s Ireland pension plans was 4.00% for 2017.
The discount rate used to determine benefit obligations represents the current rate at which the benefit plan liabilities could be effectively settled considering the timing of expected payments for plan participants.
The 2018 expected rate of return for the U.S. pension benefit plan will remain at 7.50%. The 2018 expected rate of return for the Ireland pension benefit plans will be 3.75%.
Pension Benefit Plans Assets
Pension benefit plan assets are invested in several asset categories. The following presents the actual asset allocation as of December 31, 2017 and 2016:

	2017	2016
U.S. Plan
Equity securities	60%	61%
Fixed income securities	30%	39%
Other	10%	—%
Cash	—%	—%
Non-U.S. Plans
Equity securities	23%	47%
Fixed income securities	66%	42%
Other	11%	11%

The investment strategy underlying pension plan asset allocation is to manage the assets of the plan to provide for the non-current liabilities while maintaining sufficient liquidity to pay current benefits. Pension plan assets are diversified to protect against large investment losses and to reduce the probability of excessive performance volatility. Diversification of assets is achieved by allocating funds to various asset classes and investment styles within asset classes, and retaining investment management firm(s) with complementary investment philosophies, styles and approaches.
The Company’s pension plan assets are managed by outside investment managers using a total return investment approach, whereby a mix of equity and debt securities investments are used to maximize the long-term rate of return on plan assets. A significant portion of the assets of the U.S. and Ireland pension plans have been invested in equity securities, as equity portfolios have historically provided higher returns than debt and other asset classes over extended time horizons. Correspondingly, equity investments also entail greater risks than other investments. Equity risks are balanced by investing a significant portion of plan assets in broadly diversified fixed income securities.
Fair Value of Plan Assets
The Company measured the fair value of plan assets based on the prices that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 6, "FAIR VALUE MEASUREMENTS" for details on the Company's fair value measurements based on a three-tier hierarchy.
The table below presents total plan assets by investment category as of December 31, 2017 and 2016 and the classification of each investment category within the fair value hierarchy with respect to the inputs used to measure fair value. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

	Pension Benefit Plans - U.S. Plans
	As of December 31, 2017				As of December 31, 2016
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$—	$—	$—	$—	$—	$—	$—	$—
Commingled funds:
Equity securities:
U.S. broad market	—	76	—	76	—	70	—	70
Emerging markets	—	19	—	19	—	16	—	16
Worldwide developed markets	—	29	—	29	—	25	—	25
Fixed income securities:
Investment grade	—	62	—	62	—	52	—	52
Global high yield	—	—	—	—	—	18	—	18
Other assets	—	20	—	20	—	—	—	—
	$—	$206	$—	$206	$—	$181	$—	$181

	Pension Benefit Plans - Non-U.S. Plans
	As of December 31, 2017				As of December 31, 2016
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$14	$—	$—	$14	$10	$—	$—	$10
Commingled funds:
Equity securities:
Emerging markets	—	1	—	1	—	—	—	—
Worldwide developed markets	—	35	—	35	—	59	—	59
Fixed income securities:
Investment grade	—	10	—	10	—	10	—	10
Global high yield	—	4	—	4	—	1	—	1
Government bond funds	—	88	—	88	—	43	—	43
Other assets	—	3	—	3	—	5	—	5
	$14	$141	$—	$155	$10	$118	$—	$128

Cash equivalents consisted primarily of term deposits and money market instruments. The fair value of the term deposits approximates their carrying amounts due to their short term maturities. The money market instruments also have short maturities and are valued using a market approach based on the quoted market prices of identical instruments.
Commingled funds are not publicly traded. The underlying assets in these funds are publicly traded on the exchanges and have readily available price quotes. The Ireland pension plans held approximately 92% and 91% of the non-U.S. commingled funds in 2017 and 2016, respectively. The commingled funds held by the U.S. and Ireland pension plans are primarily invested in index funds.
The underlying assets in the fixed income funds are generally valued using the net asset value per fund share, which is derived using a market approach with inputs that include broker quotes, benchmark yields, base spreads and reported trades.
The insurance policies held by the postretirement benefit plan consist of variable life insurance contracts whose fair value is their cash surrender value. Cash surrender value is the amount currently payable by the insurance company upon surrender of the policy and is based principally on the net asset values of the underlying trust funds. The trust funds are commingled funds that are not publicly traded. The underlying assets in these funds are primarily publicly traded on exchanges and have readily available price quotes.
Defined Contribution Plans
The Company sponsors defined contribution plans in the U.S., Ireland and certain other countries. Under these plans, employees are allowed to contribute a portion of their salaries to the plans, and the Company matches a portion of the employee contributions. The Company contributed $22 million, $28 million and $28 million to these plans in the years ended December 31, 2017, 2016 and 2015, respectively.